Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 17, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 17, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Loomis Sayles Multi-Asset Real Return Fund

NATIXIS FUNDS

Supplement dated June 17, 2011 to the Alternative Funds Class A and Class C Prospectus and the Alternative Funds Class Y Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund (the "Fund")

Effective June 24, 2011, the first sentence of the fourth paragraph within the section "Principal Investment Strategies" within the Fund Summary is hereby deleted and replaced with the following with regard to the Fund:

Under normal market conditions, the Fund expects to invest at least 50% of its net assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Loomis Sayles Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000052136_SupplementTextBlock

NATIXIS FUNDS

Supplement dated June 17, 2011 to the Alternative Funds Class A and Class C Prospectus and the Alternative Funds Class Y Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund (the "Fund")

Effective June 24, 2011, the first sentence of the fourth paragraph within the section "Principal Investment Strategies" within the Fund Summary is hereby deleted and replaced with the following with regard to the Fund:

Under normal market conditions, the Fund expects to invest at least 50% of its net assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities.